Note 15 - Commitments and Contingencies (Details) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Note 15 - Commitments and Contingencies (Details) [Line Items]
Other Commitment (in Dollars)	23,238,000	22,462,000	31,657,000
Fixed Rate Residential Mortgage [Member] | Commitments To Grant Loans [Member] | Minimum [Member]
Note 15 - Commitments and Contingencies (Details) [Line Items]
Other Commitment, Interest Rate	3.625%		3.125%
Fixed Rate Residential Mortgage [Member] | Commitments To Grant Loans [Member] | Maximum [Member]
Note 15 - Commitments and Contingencies (Details) [Line Items]
Other Commitment, Interest Rate	5.00%		4.50%
Fixed Rate Residential Mortgage [Member] | Commitments To Grant Loans [Member]
Note 15 - Commitments and Contingencies (Details) [Line Items]
Other Commitment (in Dollars)	736,000	172,000	871,000
Other Commitment, Interest Rate		4.00%
Commercial Real Estate Loan [Member] | Commitments To Grant Loans [Member] | Initial Rate [Member]
Note 15 - Commitments and Contingencies (Details) [Line Items]
Other Commitment, Interest Rate		4.00%
Commercial Real Estate Loan [Member] | Commitments To Grant Loans [Member] | Loan Terms Years Five Through Ten [Member] | Prime Rate [Member]
Note 15 - Commitments and Contingencies (Details) [Line Items]
Other Commitment, Interest Rate		1.00%
Commercial Real Estate Loan [Member] | Commitments To Grant Loans [Member]
Note 15 - Commitments and Contingencies (Details) [Line Items]
Other Commitment (in Dollars)	1,100,000	1,800,000
Other Commitment, Interest Rate	4.875%
Balloon Payment Term	10 years	10 years
Amortization Period	25 years	20 years
Debt Instrument, Term	15 years
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	4.75%
Residential Mortgage: Home Equity [Member] | Unfunded Commitments Under Lines Of Credit [Member]
Note 15 - Commitments and Contingencies (Details) [Line Items]
Other Commitment (in Dollars)	16,700,000	16,800,000	19,400,000
Consumer: Overdraft Protection [Member] | Unfunded Commitments Under Lines Of Credit [Member]
Note 15 - Commitments and Contingencies (Details) [Line Items]
Other Commitment (in Dollars)	465,000	547,100	541,900
Commercial Loan [Member] | Unfunded Commitments Under Lines Of Credit [Member]
Note 15 - Commitments and Contingencies (Details) [Line Items]
Other Commitment (in Dollars)	2,900,000	2,700,000	3,700,000
Adjustable Rate Residential Mortgage [Member] | Commitments To Grant Loans [Member] | Initial Rate [Member]
Note 15 - Commitments and Contingencies (Details) [Line Items]
Other Commitment, Interest Rate		4.00%	3.25%
Adjustable Rate Residential Mortgage [Member] | Commitments To Grant Loans [Member] | Interest Rate As After Ten Years [Member]
Note 15 - Commitments and Contingencies (Details) [Line Items]
Other Commitment, Interest Rate		6.25%	6.00%
Adjustable Rate Residential Mortgage [Member] | Commitments To Grant Loans [Member]
Note 15 - Commitments and Contingencies (Details) [Line Items]
Other Commitment (in Dollars)		200,000	27,000,000
Variable Rate Loans [Member] | Commitments To Grant Loans [Member] | Prime Rate [Member]
Note 15 - Commitments and Contingencies (Details) [Line Items]
Other Commitment, Interest Rate			1.00%
Variable Rate Loans [Member] | Commitments To Grant Loans [Member] | Minimum [Member]
Note 15 - Commitments and Contingencies (Details) [Line Items]
Other Commitment, Interest Rate			5.00%
Variable Rate Loans [Member] | Commitments To Grant Loans [Member]
Note 15 - Commitments and Contingencies (Details) [Line Items]
Other Commitment (in Dollars)			4,100,000
Commitments To Grant Loans [Member] | Construction Loans [Member] | Prime Rate [Member]
Note 15 - Commitments and Contingencies (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.00%
Commitments To Grant Loans [Member] | Construction Loans [Member] | Base Rate [Member]
Note 15 - Commitments and Contingencies (Details) [Line Items]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	5.00%
Commitments To Grant Loans [Member] | Construction Loans [Member]
Note 15 - Commitments and Contingencies (Details) [Line Items]
Other Commitment (in Dollars)	1,000,000
Unfunded Commitments Under Lines Of Credit [Member] | Prime Rate [Member] | Minimum [Member]
Note 15 - Commitments and Contingencies (Details) [Line Items]
Other Commitment, Interest Rate	1.00%	1.00%	1.00%
Unfunded Commitments Under Lines Of Credit [Member] | Prime Rate [Member] | Maximum [Member]
Note 15 - Commitments and Contingencies (Details) [Line Items]
Other Commitment, Interest Rate	4.00%	4.00%	4.00%